Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Allowance for doubtful accounts on trade and other receivables	$ 2,232	$ 2,538	$ 2,331
Cumulative preferred stock, par value	$ 0.1	$ 0.1	$ 0.1
Cumulative preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Cumulative preferred stock, shares issued	26,750	26,750
Cumulative preferred stock, shares issued		26,000	26,000
Cumulative preferred stock, shares outstanding	26,750	26,750
Cumulative preferred stock, shares outstanding		26,000	26,000
Cumulative preferred stock, liquidation preference	$ 2,188	$ 1,438	$ 1,438
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding	22,026,631	22,019,965	22,013,299